Amortized Cost of Securities Available-for-Sale and Approximate Fair Values (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 192,410	$ 210,408	$ 207,480
Gross Unrealized Gains	1,816	2,170	3,034
Gross Unrealized Losses	368	209	196
Fair Value	193,858	212,369	210,318
US Treasury notes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	51,313	51,394
Gross Unrealized Gains	52	29
Gross Unrealized Losses	53	48
Fair Value	51,312	51,375
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	117,767	136,342	154,213
Gross Unrealized Gains	1,168	1,569	1,786
Gross Unrealized Losses	214	70	57
Fair Value	118,721	137,841	155,942
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	22,775	22,112	28,475
Gross Unrealized Gains	592	570	984
Gross Unrealized Losses	41		18
Fair Value	23,326	22,682	29,441
Other bonds and debentures
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	65	70	24,281
Gross Unrealized Gains			255
Gross Unrealized Losses			89
Fair Value	65	70	24,447
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	490	490	511
Gross Unrealized Gains	4	2	9
Gross Unrealized Losses	60	91	32
Fair Value	$ 434	$ 401	$ 488